UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174


Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		08/03/99

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	91

FORM 13F INFORMATION TABLE VALUE TOTAL:	$51,150

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/99           PAGE   1
0ASSETS AS OF 06/30/99
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/99           PAGE   1
                                                                    AS OF 06/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 AT&T CORP COM                        001957109       747     13,385 SH          X                       8,335                 5,050

 AT&T CORP COM                        001957109        75      1,350 SH              X   X               1,350

 AIRTOUCH COMMUNICATIONS INC          00949T100       226      2,096 SH          X                         844                 1,252

 AMERICAN HOME PRODS CORP COM         026609107       671     11,700 SH          X                      10,100                 1,600

 AMERITECH CORP NEW COM               030954101       479      6,520 SH          X                       3,180                 3,340

 BP AMOCO P L C ADR SPONSORED         055622104       704      6,493 SH          X                       5,700                   793

 BANK ONE CORP COM                    06423A103       292      4,902 SH          X                       4,302                   600

 BELL ATLANTIC CORP COM               077853109       510      7,804 SH          X                       3,076                 4,728

 BELLSOUTH CORP COM                   079860102       557     12,068 SH          X                       5,880                 6,188

 BENCHMARK ELECTRS INC COM            08160H101     2,062     57,382 SH          X                      57,382

 BESTFOODS COM                        08658U101       223      4,500 SH          X                       4,500

 BRISTOL MYERS SQUIBB CO COM          110122108       828     11,760 SH          X                      11,760

 CHASE MANHATTAN CORP NEW             16161A108       554      6,408 SH          X                       5,508                   900

 CHEVRON CORP COM                     166751107     1,359     14,300 SH          X                      12,700                 1,600

 CITIGROUP INC COM                    172967101       623     13,107 SH          X                      12,657                   450

 CITIGROUP INC COM                    172967101        71      1,500 SH              X   X               1,500

 COMPUTER SCIENCES CORP COM           205363104       208      3,000 SH              X   X                                     3,000

 CONAGRA INC COM                      205887102        96      3,600 SH          X                       3,600

 CONAGRA INC COM                      205887102       156      5,850 SH              X   X                                     5,850

 D&W CONSTRUCTION INC                 233000009       388         89 SH          X                          89

 DAYTON HUDSON CORP COM               239753106       377      5,800 SH          X                       2,900                 2,900

 DOLLAR GEN CORP                      256669102     2,475     85,335 SH              X   X                                    85,335

 DOW CHEM CO COM                      260543103     3,750     29,557 SH          X                      27,857                 1,700

 DU PONT E I DE NEMOURS & CO COM      263534109       280      4,106 SH          X                       3,906                   200

 EQUITABLE COS INC COM                29444G107       327      4,875 SH          X                       3,575                 1,300

                                               ----------
          PAGE TOTAL                               18,038
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/99           PAGE   2
                                                                    AS OF 06/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,925      9,293 SH          X                       7,967                 1,326
 SER-AT&T SHS
 EXXON CORP COM                       302290101     2,264     29,349 SH          X                      24,049                 5,300

 EXXON CORP COM                       302290101        46        600 SH              X   X                                       600

 FEDERATED GOVERNMENT TRUST #16       314184102       165     15,019 SH          X                      14,555                   464
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        49      4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       119     13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       316     36,749 SH          X                      33,293                 3,456

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370100       421      7,452 SH          X                       4,080                 3,372

 GTE CORP COM                         362320103       408      5,400 SH          X                       3,200                 2,200

 GTE CORP COM                         362320103        53        700 SH              X   X                                       700

 GANNETT INC                          364730101     2,427     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     2,558     22,639 SH          X                      15,089                 7,550

 GENERAL MTRS CORP COM                370442105       500      7,573 SH          X                       7,132                   441

 GENERAL MTRS CORP COM                370442105        11        160 SH              X   X                 160

 GILLETTE CO COM                      375766102       295      7,200 SH              X   X               7,200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105        11        200 SH          X                         200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       227      4,000 SH              X   X                                     4,000

 HARTFORD FINL SVCS GROUP INC COM     416515104       239      4,100 SH          X                         900                 3,200

 HEWLETT-PACKARD INC COM              428236103       271      2,700 SH          X                       2,500                   200

 INTEL CORP                           458140100       464      7,800 SH          X                       5,800                 2,000

 INTEL CORP                           458140100        48        800 SH              X   X                                       800

 INTERNATIONAL BUSINESS MACHS COM     459200101     2,128     16,468 SH          X                      11,168                 5,300

 JOHNSON & JOHNSON COM                478160104       235      2,400 SH          X                       1,400                 1,000

 JOHNSON & JOHNSON COM                478160104       157      1,600 SH              X   X                                     1,600

                                               ----------
          PAGE TOTAL                               15,351
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/99           PAGE   3
                                                                    AS OF 06/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 KIMBERLY-CLARK CORP                  494368103       205      3,592 SH          X                       2,092                 1,500

 LUCENT TECHNOLOGIES INC COM          549463107       720     10,676 SH          X                       7,532                 3,144

 LUCENT TECHNOLOGIES INC COM          549463107        35        512 SH              X   X                 512

 MCDONALDS CORP COM                   580135101       469     11,400 SH          X                       1,200                10,200

 MCDONALDS CORP COM                   580135101        16        400 SH              X   X                                       400

 MCKESSON HBOC INC COM                58155Q103       266      8,275 SH          X                       6,225                 2,050

 MCKESSON HBOC INC COM                58155Q103        41      1,272 SH              X   X                                     1,272

 MEDIAONE GROUP INC COM               58440J104       202      2,712 SH          X                       1,360                 1,352

 MERCK & CO INC COM                   589331107       359      4,874 SH          X                         974                 3,900

 MERCK & CO INC COM                   589331107        66        900 SH              X   X                                       900

 MICROSOFT CORP COM                   594918104       117      1,300 SH          X                         100                 1,200

 MICROSOFT CORP COM                   594918104       108      1,200 SH              X   X                                     1,200

 MINNESOTA MNG & MFG CO COM           604059105       226      2,600 SH          X                       1,500                 1,100

 MINNESOTA MNG & MFG CO COM           604059105        35        400 SH              X   X                                       400

 MOBIL CORP COM                       607059102       591      5,988 SH          X                       5,856                   132

 MOBIL CORP COM                       607059102        79        800 SH              X   X                 400                   400

 NASDAQ 100 TR UNIT SER 1             631100104       697      6,050 SH          X                       5,550                   500

 NEWELL RUBBERMAID INC COM            651229106       247      5,323 SH          X                       5,200                   123

 NORTHERN STS PWR CO MINN COM         665772109       810     33,504 SH          X                      29,646                 3,858

 NORTHERN STS PWR CO MINN COM         665772109        67      2,784 SH              X   X               2,784

 NORTHWESTERN CORP COM                668074107       207      8,556 SH          X                       8,556

 NORTHWESTERN CORP COM                668074107        19        800 SH              X   X                 800

 PPG INDS INC COM                     693506107       244      4,125 SH              X   X               4,125

 PLACER DOME INC COM                  725906101       244     20,802 SH              X   X                                    20,802

 RITE AID CORP COM                    767754104       389     15,792 SH          X                      15,792

                                               ----------
          PAGE TOTAL                                6,459
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        08/02/99           PAGE   4
                                                                    AS OF 06/30/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 SBC COMMUNICATIONS INC               78387G103       904     15,578 SH          X                      11,176                 4,402

 SAFEWAY INC COM NEW                  786514208       562     11,350 SH          X                       9,100                 2,250

 SCHERING PLOUGH CORP COM             806605101       941     17,915 SH          X                      16,815                 1,100

 SPRINT CORP COMMON                   852061100       295      5,560 SH          X                       5,560

 SPRINT CORP COMMON                   852061100        44        824 SH              X   X                                       824

 SUNSHINE MNG & REFNG CO COM          867833105         4     10,321 SH              X   X                                    10,321

 SUNTRUST BKS INC COM                 867914103       312      4,500 SH          X                       4,500

 TENNANT CO COM                       880345103     1,446     45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       636     10,200 SH          X                       9,284                   916

 TEXACO INC COM                       881694103        12        200 SH              X   X                 200

 U S BANCORP OREGON COM               902973106       868     26,014 SH          X                      15,914                10,100

 U S WEST INC NEW COM                 91273H101       213      3,624 SH          X                       1,594                 2,030

 WARNER LAMBERT CO COM                934488107       206      2,976 SH          X                         576                 2,400

 WELLS FARGO & CO NEW COM             949746101     4,481    104,819 SH          X                      81,803                23,016

 WELLS FARGO & CO NEW COM             949746101        77      1,800 SH              X   X               1,800

 XEROX CORP COM                       984121103       301      5,100 SH          X                       3,300                 1,800

                                               ----------
          PAGE TOTAL                               11,302
         FINAL TOTALS                              51,150

</TEST>